PLAN DESCRIPTION (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Maximum annual compensation contribution	80.00%
Maximum pre-tax contributions	9.00%
Matching percentage		50.00%
Participant compensation matched, percentage		6.00%
Maximum after-tax contributions	6.00%
Vesting period	3 years
Forfeitures used to reduce employer contributions	$ 200,000
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, maximum borrowing to vested account balance, percentage	50.00%
Note receivable from participant, minimum borrowing amount	$ 10,000
Maximum borrowing term for note receivable for primary residence	15 years
Minimum balance required	$ 1,000
Revenue credit allocated to participant accounts	$ 200,000	$ 200,000
Minimum
EBP, Description of Plan [Line Items]
Note receivable borrowing term	1 year
Installment term	1 year
Maximum
EBP, Description of Plan [Line Items]
Note receivable borrowing term	5 years
Installment term	20 years
Compensation Tier One
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	3.00%
Compensation Tier Two
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	2.00%